Property and Equipment (Details) - Schedule of Property and Equipment Consist - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	$ 10,280,540	$ 7,989,628			$ 1,180,395
Additions	1,565,957	2,852,158	561,246	2,852,158
Opening balance	680,013	293,077			240,164
Acquisition through business combination (refer to Note 20)		7,428,382	7,428,382	7,428,381
Ending balance	11,846,497	10,280,540	7,989,628	10,280,540
Charge for the year	445,847	680,013	293,077	680,013
Net block value	10,720,637	9,600,527	7,696,551	9,600,527
Ending balance	1,125,860	680,013	293,077	680,013
ROU-office premises [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	486,531	25,111
Additions	27,323	461,420		461,420
Opening balance	50,845	4,863
Acquisition through business combination (refer to Note 20)		25,111	25,111	25,111
Ending balance	513,854	486,531	25,111	486,531
Charge for the year	54,377	50,845	4,863	50,845
Net block value	408,632	435,686	20,248	435,686
Ending balance	105,222	50,845	4,863	50,845
Building [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	32,006	32,006
Additions
Opening balance	462	236
Acquisition through business combination (refer to Note 20)		32,006	32,006	32,006
Ending balance	32,006	32,006	32,006	32,006
Charge for the year	226	462	236	462
Net block value	31,318	31,544	31,770	31,544
Ending balance	688	462	236	462
Property and equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	9,676,353	7,890,447			1,160,772
Additions	1,533,385	2,326,888	540,982	2,326,888
Opening balance	616,304	284,983			232,822
Acquisition through business combination (refer to Note 20)		7,349,465	7,349,465	7,349,465
Ending balance	11,209,738	9,676,353	7,890,447	9,676,353
Charge for the year	384,507	616,304	284,983	616,304
Net block value	10,208,927	9,060,049	7,605,464	9,060,049
Ending balance	1,000,811	616,304	284,983	616,304
Furniture and fittings [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	11,802				337
Additions	4,647	11,802		11,802
Opening balance	421				89
Acquisition through business combination (refer to Note 20)
Ending balance	16,449	11,802		11,802
Charge for the year	702	421		421
Net block value	15,326	11,381		11,381
Ending balance	1,123	421		421
Vehicles [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	41,996	37,570			754
Additions	560	24,396	19,970	24,396
Opening balance	7,307	1,397			139
Acquisition through business combination (refer to Note 20)		17,600	17,600	17,600
Ending balance	42,556	41,996	37,570	41,996
Charge for the year	2,629	7,307	1,397	7,307
Net block value	32,620	34,689	36,173	34,689
Ending balance	9,936	7,307	1,397	7,307
Office equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	796				17,419
Additions		796		796
Opening balance	61				6,887
Acquisition through business combination (refer to Note 20)
Ending balance	796	796		796
Charge for the year	223	61		61
Net block value	512	735		735
Ending balance	284	61		61
Computer equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	31,056	4,494			1,113
Additions	42	26,856	294	26,856
Opening balance	4,613	1,598			227
Acquisition through business combination (refer to Note 20)		4,200	4,200	4,199
Ending balance	31,098	31,056	4,494	31,056
Charge for the year	3,183	4,613	1,598	4,613
Net block value	23,302	26,443	2,896	26,443
Ending balance	$ 7,796	$ 4,613	$ 1,598	$ 4,613